Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Before Income Taxes
(Loss) income before income taxes for the years ended December 31, 2019, 2018 and 2017 consisted of:

(in thousands)	2019	2018	2017
Pretax income in The Netherlands	$17,455	$(1,675)	$42,220
Pretax (loss) income from foreign operations	(95,231)	227,412	72,155
	$(77,776)	$225,737	$114,375

Provision for Income Taxes
Income tax (benefit) expense for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands)	2019	2018	2017
Current—The Netherlands	$5,670	$5,794	$3,430
—Foreign	13,371	52,835	10,375
	19,041	58,629	13,805
Deferred—The Netherlands	4,177	2,551	151
—Foreign	(59,539)	(25,823)	60,025
	(55,362)	(23,272)	60,176
Total income tax (benefit) expense	$(36,321)	$35,357	$73,981

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate	The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and our reported income taxes and effective tax rate for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$(19,444)	25.0%	$56,434	25.0%	$28,594	25.0%
Taxation of foreign operations, net(1)	(25,720)	33.1	(33,994)	(15.1)	(38,635)	(33.8)
Tax impact from intangible property transfer	(21,122)	27.2	—	—	—	—
Unrecognized tax benefits(2)	10,962	(14.1)	13,570	6.0	23,189	20.3
Tax impact from nondeductible items	7,986	(10.3)	2,949	1.3	2,645	2.3
Excess tax benefit related to share-based compensation	(3,989)	5.1	(4,740)	(2.1)	(5,237)	(4.6)
Government incentives and other deductions(4)	(7,516)	9.7	(2,892)	(1.2)	(6,519)	(5.7)
Changes in tax laws and rates(3)	331	(0.4)	1,907	0.8	12,958	11.3
Other items, net	1,306	(1.7)	(1,170)	(0.5)	(5,658)	(4.9)
Valuation allowance(3)	20,885	(26.9)	3,293	1.5	62,644	54.8
Total income tax (benefit) expense	$(36,321)	46.7%	$35,357	15.7%	$73,981	64.7%
  ____________________
(1) Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than The Netherlands’ statutory rate of 25% as well as the benefit of some income being partially exempt from income taxes due to various intercompany operating and financing activities. The most significant tax benefits from these foreign operating and financing activities are attributable to subsidiaries in Germany, Singapore, Switzerland, Ireland, Dubai, and Luxembourg. These foreign tax benefits are due to a combination of favorable tax laws, regulations, rulings, and exemptions in these jurisdictions.
(2) During 2019, we reassessed accruals for tax contingencies, primarily related to ongoing income tax audits.
(3) The Netherlands' top statutory corporate income tax rate will be reduced to 21.7% from 25% beginning in 2021. Valuation allowance related to U.S. disallowed interest totaled $12.7 million in 2019 and $60.5 million in 2017.
(4) Government incentives include favorable tax regulations in the U.S., Spain and the U.K. relating to research and development expense and other government incentives.

Changes in Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2019, 2018, and 2017 are as follows:

(in thousands)	2019	2018	2017
Balance at beginning of year	$55,780	$44,033	$18,294
Additions based on tax positions related to the current year	5,770	3,359	12,212
Additions for tax positions of prior years	14,532	11,984	9,933
Decrease for tax position of prior years	(9,073)	—	—
Decrease related to settlements	(7,605)	—	—
Decrease due to lapse of statute of limitations	(409)	(1,238)	—
(Decrease) increase from currency translation	(993)	(2,358)	3,594
Balance at end of year	$58,002	$55,780	$44,033

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax asset and liability at December 31, 2019 and 2018 are as follows:

	2019		2018
(in thousands)	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Net operating loss and tax credit carryforward	$50,274	$—	$27,293	$—
Accrued and other liabilities	17,977	—	15,480	—
Inventory	4,726	(1,439)	3,978	(1,725)
Unrealized gain (loss) on investments	—	(4,973)	3,280	(4,855)
Property, plant and equipment	5,297	(20,332)	3,604	(25,448)
Intangible assets	1,078	(26,294)	1,721	(63,990)
Share-based compensation	13,787	—	17,998	—
Disallowed interest carryforwards	73,690	—	60,458	—
Convertible notes	7,104	—	8,102	—
Other	5,998	(6,174)	5,854	(3,614)
	179,931	(59,212)	147,768	(99,632)
Valuation allowance	(87,619)	—	(68,651)	—
	$92,312	$(59,212)	$79,117	$(99,632)
Net deferred tax assets (liabilities)		$33,100		$(20,515)